Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of significant accounting policies [Abstract]
Schedule of Property and Equipment Estimated Useful Life
	Estimated useful lives	Residual rate
Servers and network equipment	5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	shorter of lease term or 3 years	—

Analysis of Different Types of Revenues
Revenue from continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Subscription revenue	82,435	90,163	84,956
Advertising revenue	4,802	16,874	22,484
Product revenue (note a)	2,512	4,543	32,894
Other internet value-added services (note b)	15,088	29,405	61,577
Total	104,837	140,985	201,911

note a:	Product revenue mainly comprise of sales of ZQB and OneThing Cloud devices.

note b:	Other internet value-added services mainly comprise of CDN revenue, live video services, provision of technical services, traffic referral programs, and online game revenue.

The Group is entitled to receive a mutually agreed revenue sharing of the net advertising income, with reference to market price, generated by Beijing Xiaomi Mobile Software on a products pre-installed with the technology solution provided by the Group for the period from January 2016 to mid-June 2017 totaling USD 5.8 million, which was recognized as revenue in 2017 (note 20).

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves
(In thousands)	December 31, 2016	December 31, 2017
Paid-in capital	118,733	137,194
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	124,026	142,487